Condensed Consolidated Statement of Equity - USD ($) shares in Thousands, $ in Thousands	Total	Other Comprehensive Income (Loss) [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]
Balance at Jun. 30, 2014	$ 6,099	$ 0	$ 0	$ 66	$ 47,235	$ (41,202)	$ 0
Balance (in shares) at Jun. 30, 2014			0	65,642
Sale of common stock	10,000	0	$ 0	$ 9	9,991	0	0
Sale of common stock (in shares)			0	8,769
Commitment fee	1	0	$ 0	$ 1	0	0	0
Commitment fee (in shares)			0	1,132
Exercises of warrants (in shares)			0	1,663
Exercises of warrants	867		$ 0	$ 1	866	0	0
Expiration of warrants		0
Share-based compensation	914	0	0	0	914	0	0
Foreign currency translation adjustment	(25)	(25)	0	0	0	0	0
Net loss	(6,625)	0	0	0	0	(6,625)	0
Balance at Jun. 30, 2015	11,231	(25)	$ 0	$ 77	59,006	(47,827)	0
Balance (in shares) at Jun. 30, 2015			0	77,206
Capital contribution - noncontrolling interest	15,000	0	$ 0	$ 0	0	0	15,000
Sale of common stock	6,220	0	$ 0	$ 10	6,210	0	0
Sale of common stock (in shares)			0	10,000
Exercises of warrants (in shares)			0	1,904
Exercises of warrants	1,009	0	$ 0	$ 2	1,007	0	0
Share-based compensation	1,245	0	0	0	1,245	0	0
Foreign currency translation adjustment	(4)	(4)	0	0	0	0	0
Net loss	(10,657)	0	0	0	0	(9,764)	(893)
Balance at Jun. 30, 2016	24,044	(29)	$ 0	$ 89	67,468	(57,591)	14,107
Balance (in shares) at Jun. 30, 2016			0	89,110
Share-based compensation	713	0	$ 0	$ 0	713	0	0
Foreign currency translation adjustment	0
Issuance of preferred stock for acquisition of additional interest in subsidiary	0	0	0	0	12,499	0	(12,499)
Other adjustment	0	0	$ 0	$ 0	0	0	0
Other adjustment (in shares)			0	9
Net loss	(11,809)	0	$ 0	$ 0	0	(10,203)	(1,606)
Balance at Mar. 31, 2017	$ 12,948	$ (29)	$ 0	$ 89	$ 80,680	$ (67,794)	$ 2
Balance (in shares) at Mar. 31, 2017			0	89,119